Leases - Right Of Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	$ 62.5	$ 32.9
Additions	39.2	52.2
Depreciation, right-of-use assets	(28.3)	(22.6)
Right-of-use assets, ending balance	73.4	62.5
Machinery and Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	37.7	14.1
Additions	19.6	38.0
Depreciation, right-of-use assets	(16.8)	(14.4)
Right-of-use assets, ending balance	40.5	37.7
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	12.0	5.4
Additions	19.3	12.2
Depreciation, right-of-use assets	(8.9)	(5.6)
Right-of-use assets, ending balance	22.4	12.0
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	12.8	13.4
Additions	0.3	2.0
Depreciation, right-of-use assets	(2.6)	(2.6)
Right-of-use assets, ending balance	$ 10.5	$ 12.8